Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	$ 425,289	¥ 2,960,768	¥ 2,788,547	¥ 2,144,463
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(1,269)	(8,835)	198,654	(155,368)
Comprehensive income	424,020	2,951,933	2,987,201	1,989,095
Less: comprehensive loss attributed to the non-controlling interest	(1,161)	(8,081)	(24,613)	(3,635)
Comprehensive income attributable to Momo Inc.	$ 425,181	¥ 2,960,014	¥ 3,011,814	¥ 1,992,730